Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020	Apr. 30, 2020	Oct. 31, 2019
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			21
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			37
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			19
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			30	59
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			46	68
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			28
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			46
Housing Price Index [Member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(30.10%)
Housing Price Index [Member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			2.80%
Housing Price Index [Member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			3.50%	4.50%
Housing Price Index [Member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			5.20%	4.70%
Housing Price Index [Member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			5.30%
Housing Price Index [Member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.80%
Canadian unemployment rate [member] | Next Twelve Months Credit Losses [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		14.60%
US unemployment rate [member] | Next Twelve Months Credit Losses [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		13.30%
USGDP Growth Rate [Member] | Next Twelve Months Credit Losses [member] | Forecast [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.50%
Canada GDP growth rate [member] | Next Twelve Months Credit Losses [member] | Forecast [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	5.60%